Segments and Information - Long-lived assets by geographic region (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segments and Geographical Information
Total long-lived assets	$ 1,987	$ 2,293	$ 1,921
United States
Segments and Geographical Information
Total long-lived assets	817	930	1,295
Korea
Segments and Geographical Information
Total long-lived assets	$ 1,170	$ 1,363	$ 626